                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS  MARCH 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                     COUPON     MATURITY
THOUSANDS                                                                                      RATE        DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

              Tax-Exempt Municipal Bonds  (101.4%)
              General Obligation (5.6%)
              North Slope Borough, Alaska,
    $9,500         Ser 1999 A (MBIA)                                                            0.00%     06/30/10      $8,403,320
    25,000         Ser 2000 B (MBIA)                                                            0.00      06/30/11      21,259,500
     5,000    California, Various Purpose Dtd 04/01/02                                          6.00      04/01/19       5,901,300
     4,000    Connecticut, College Savings 1989 Ser A                                           0.00      07/01/08       3,825,160
              Chicago, Illinois,
     5,000         Refg Ser 1995 A-2 (Ambac)                                                    6.25      01/01/14       5,721,650
     2,000         Refg 2001 A (MBIA)                                                           0.00#     01/01/17       1,826,840
     4,280    Chicago Park District, Illinois, Ser 2004 A (Ambac)                               5.00      01/01/26       4,498,751
     3,000    Clark County, Nevada, Transportation Ser 1992 A (Ambac)                           6.50      06/01/17       3,621,690
     4,810    New York State, Refg Ser 1995 B                                                   5.70      08/15/10       4,841,842
----------                                                                                                          --------------
    62,590                                                                                                              59,900,053
----------                                                                                                          --------------

              Educational Facilities Revenue  (3.0%)
     4,000    California Public Works Board, University of California
                   1993 Refg Ser A                                                              5.50      06/01/21       4,003,480
     1,000    University of Idaho, Student Fee Ser H (FGIC)                                     5.25      04/01/31       1,049,580
     2,000    Maryland Health & Educational Facilities Authority, The Johns
                   Hopkins University Refg Ser 1998                                            5.125      07/01/20       2,072,800
              New York State Dormitory Authority,
     5,000         City University Ser 2000 A (Ambac)                                          6.125      07/01/13       5,417,250
     2,000         State University 1990 Ser                                                    7.50      05/15/13       2,390,000
     5,000         State University 1993 Ser                                                    5.25      05/15/15       5,386,200
     2,000    University of North Carolina at Wilmington, Student Housing
                   Ser 2005 COPs (FGIC)                                                         5.00      06/01/31       2,098,980
     5,000    Charleston Educational Excellence Financing Corporation,
                   South Carolina, Charleston County School District Ser 2005                   5.25      12/01/30       5,346,050
              University of West Virginia,
     2,000         Ser C 2004 (FGIC)                                                            5.00      10/01/27       2,107,980
     2,000         Ser C 2004 (FGIC)                                                            5.00      10/01/28       2,106,660
----------                                                                                                          --------------
    30,000                                                                                                              31,978,980
----------                                                                                                          --------------

              Electric Revenue (13.0%)
              Salt River Project Agricultural Improvement & Power District, Arizona,
    25,000         Refg 1993 Ser C (Secondary MBIA)                                             5.50      01/01/10      26,242,750
     2,500         Refg 2002 Ser A                                                              5.25      01/01/19       2,678,725
     9,000    Southern California Public Power Authority, Mead-Adelanto
                   1994 Ser A (Ambac)                                                           6.44##    07/01/15      10,739,970
    15,000    Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)                      5.375      11/15/20      16,205,400
     9,420    Georgia Municipal Electric Power Authority, Fifth Ser
                   (Secondary MBIA)                                                             6.50      01/01/17      10,975,901
     3,050    Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)                    5.00      09/01/27       3,215,005
     4,000    Missouri Joint Municipal Electrical Utility Commission, Plum Point
                   Ser 2006 (MBIA)                                                              5.00      01/01/25       4,257,720
     5,000    Long Island Power Authority, New York, Ser 2000 A (FSA)                           0.00      06/01/17       3,337,700
              North Carolina Municipal Power Agency,
     5,000         Catawba Ser 1998 A (MBIA)                                                    5.50      01/01/15       5,560,550
     4,000         Catawba Ser 2003 A (MBIA)                                                    5.25      01/01/19       4,289,480
    15,000    Puerto Rico Electric Power Authority, Power Ser O                                 0.00      07/01/17       9,673,050
     5,000    South Carolina Public Service Authority, Refg Ser 2002 D (FSA)                    5.00      01/01/21       5,297,850
    10,105    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)                          5.75      07/01/19      10,357,928
     3,000    Chelan County Public Utility District #1, Washington, Hydro
                   Ser 1997 A (AMT)                                                             5.60      07/01/32       3,067,050
              Grant County Public Utility District #2, Washington,
     5,000         Refg Ser 2001 H (FSA)                                                       5.375      01/01/18       5,320,150
     5,000         Wanapum Hydro Refg Ser A 2005                                                5.00      01/01/38       5,223,300
     7,330    Seattle Municipal Light & Power, Washington, Impr & Refg
                   Ser 2001 (FSA)                                                               5.50      03/01/18       7,775,444

    $3,000    Washington Public Power Supply System, Project #2
                   Refg Ser 1994 A (FGIC)                                                       0.00%     07/01/09      $2,757,900
----------                                                                                                          --------------
   135,405                                                                                                             136,975,873
----------                                                                                                          --------------

              Hospital Revenue  (8.3%)
              Glendale, Industrial Development Authority, Arizona,
     3,250         John C Lincoln Health Ser 2005 B                                             5.25      12/01/23       3,420,787
     2,250         John C Lincoln Health Ser 2005 B                                             5.25      12/01/25       2,368,238
     2,000    University of Arkansas, UAMS Campus Ser 2004 B (MBIA)                             5.00      11/01/34       2,100,960
              California Statewide Communities Development Authority,
     5,000         Adventist Healthwest 2005 Ser A                                              5.00      03/01/30       5,169,850
     2,500         Huntington Memorial Hospital Ser 2005                                        5.00      07/01/35       2,600,950
     7,000         John Muir Health Ser 2006 A                                                  5.00      08/15/32       7,341,390
     3,560    Loma Linda, California, Loma Linda University Medical Center
                   Ser 2005 A                                                                   5.00      12/01/22       3,679,936
     4,000    Highlands County Health Facilities Authority, Florida, Adventist
                   Health/Sunbelt Ser 2006 C                                                    5.25      11/15/36       4,230,440
     2,000    University of Kansas Hospital Authority, KU Health Ser 2002                       4.50      09/01/32       1,974,560
     6,000    Maryland Health & Higher Educational Facilities Authority, Medstar
                    Health Refg Ser 2004                                                        5.50      08/15/33       6,394,020
              Michigan Hospital Finance Authority,
     4,000         Henry Ford Health Refg Ser 2006 A                                            5.25      11/15/32       4,269,080
     5,000         Henry Ford Health Refg Ser 2006 A                                            5.25      11/15/46       5,282,450
    10,000    Missouri Health & Educational Facilities Authority,
                   Barnes-Jewish /Christian Health Ser 1993 A                                   5.25      05/15/14      10,723,600
              New Jersey Health Care Facilities Financing Authority,
     9,000         Robert Wood Johnson University Hospital Ser 2000                             5.75      07/01/25       9,541,530
       545         St Barnabas Health Refg Ser 1998 B (MBIA)                                    5.25      07/01/18         563,486
    10,000    New York State Dormitory Authority, Memorial Sloan-Kettering
                   Cancer Center 2003 Ser I                                                     5.00      07/01/34      10,390,700
     3,000    Erie County, Ohio, Firelands Regional Medical Center
                  Ser 2002                                                                     5.625      08/15/32       3,200,010
     5,000    Lorain County, Ohio, Catholic Health Ser 9 2001 A                                 5.25      10/01/33       5,226,550
----------                                                                                                          --------------
    84,105                                                                                                              88,478,537
----------                                                                                                          --------------

              Industrial Development/Pollution Control Revenue  (6.5%)
    10,000    Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)                       5.65      09/01/29      10,544,300
     4,000    New Jersey Economic Development Authority, Continental
                   Airlines Inc Ser 1999 (AMT)                                                  6.25      09/15/19       4,131,640
              New York City Industrial Development Agency, New York,
     6,000        7 World Trade Center, LLC Ser A                                               6.25      03/01/15       6,371,520
     5,000        7 World Trade Center, LLC Ser A                                               6.50      03/01/35       5,322,750
    12,000        American Airlines Inc Ser 2005 (AMT)                                         7.625      08/01/25      14,493,720
    16,000    Tennessee Energy Acquisition Corporation, Ser 2006 A###                           5.25      09/01/19      17,571,600
     5,000    Brazos River Authority, Texas, Texas Utilities Electric Co
                   Ser 1999 C (AMT)                                                             7.70      03/01/32       5,720,050
     5,000    Sabine River Authority, Texas, Texas Utilities Electric Co
                   Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)                            5.75      05/01/30       5,151,150
----------                                                                                                          --------------
    63,000                                                                                                              69,306,730
----------                                                                                                          --------------

              Mortgage Revenue - Multi-Family  (0.3%)
     3,322    New York City Housing Development Corporation, New York,
                   Ruppert - FHA Ins Sec 223F                                                   6.50      11/15/18       3,493,661
----------                                                                                                          --------------

              Mortgage Revenue - Single Family  (2.4%)
     6,040    Alaska Housing Finance Corporation, 1997 Ser A (MBIA)                             6.00      06/01/27       6,113,688
              California Housing Finance Agency,
     1,615         Home 1983 Ser B                                                              0.00      08/01/15         775,281
     4,000         Home 2006 Ser K (AMT) ###                                                    4.70      08/01/31       3,994,000
     4,000         Home 2006 Ser K (AMT) ###                                                    4.75      08/01/36       3,997,780

              Colorado Housing & Finance Authority,
       $85         1997 Ser B-2 (AMT)                                                           7.00%     05/01/26         $85,343
       155         1997 Ser C-2 (AMT)                                                          6.875      11/01/28         157,020
       250         1998 Ser A-2 (AMT)                                                           6.60      05/01/28         257,330
     1,220    Hawaii Housing Finance & Development Corporation,
                   Purchase 1997 Ser A (AMT)                                                    5.75      07/01/30       1,225,575
                Missouri Housing Development Commission,
       165         Homeownership 1996 Ser C (AMT)                                               7.45      09/01/27         167,574
       460         Homeownership 1997 Ser C-1                                                   6.55      09/01/28         475,258
        65         Homeownership 1998 Ser B-2 (AMT)                                             6.40      03/01/29          66,525
       190         Homeownership Ser 2000 B-1 (AMT)                                             7.45      09/01/31         196,036
       485    New Hampshire Housing Finance Authority, Mortgage Acquisition
                   2000 Ser B (AMT)                                                             6.70      07/01/29         497,848
     3,400    Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)                       6.10      09/01/28       3,459,500
              Pennsylvania Housing Finance Agency,
     1,760         Ser 2006-96A (AMT)###                                                        4.65      10/01/31       1,737,151
     2,240         Ser 2006-96A (AMT)###                                                        4.70      10/01/37       2,210,919
----------                                                                                                          --------------
    26,130                                                                                                              25,416,828
----------                                                                                                          --------------

              Nursing & Health Related Facilities Revenue  (0.6%)
       200    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003 (a)                                  6.50      01/01/29         216,880
     1,275    Washington County Hospital, Iowa, Ser 2006                                        5.50      07/01/32       1,324,049
       405    Kentucky Economic Development Financing Authority,
                       AHF/Kentucky-Iowa Inc Ser 2003 (a)                                       6.50      01/01/29         439,182
     1,710    Chester County Industrial Development Authority, Pennsylvania,
                   RHA/PA Nursing Home Inc Ser 1989                                             8.50      05/01/32       1,711,761
     2,500    Wisconsin Health & Education Facilities Authority, Marshfield Clinic
                   Ser 2006 A                                                                  5.375      02/15/34       2,643,475
----------                                                                                                          --------------
     6,090                                                                                                               6,335,347
----------                                                                                                          --------------

              Public Facilities Revenue (1.5%)
     3,710    Jefferson County, Alabama, School Ser 2004-A                                      5.25      01/01/23       3,949,072
     2,500    Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                                 5.50      10/01/17       2,686,150
     2,500    Miami-Dade County, Florida, Ser 2005 (MBIA)                                       0.00#     10/01/35       2,359,450
     3,495    Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)                             6.25      12/15/20       4,166,984
     3,000    Albuquerque, New Mexico, Gross Receipts Lodgers' Tax
                   Refg Ser 2004 A (FSA)                                                        5.00      07/01/37       3,132,300
----------                                                                                                          --------------
    15,205                                                                                                              16,293,956
----------                                                                                                          --------------

              Recreational Facilities Revenue  (4.0%)
     1,650    Metropolitan Football Stadium District, Colorado, Sales Tax
                   Ser 1999 A (MBIA)                                                            0.00      01/01/11       1,429,989
     9,000    Mashantucket (Western) Pequot Tribe, Connecticut,
                   Special 1997 Ser B (b)                                                       5.75      09/01/27       9,210,240
    12,000    District of Columbia, Ballpark Ser 2006 B-1 (FGIC)                                5.00      02/01/31      12,652,080
    20,000    Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B
                   (MBIA)                                                                       0.00#     06/15/22      13,365,600
     5,000    New York City Industrial Development Agency, New York,
                   Yankee Stadium Ser 2006 (MBIA)                                               4.75      03/01/46       5,121,950
     1,110    Hamilton County, Ohio, Sales Tax 2000 (Ambac)                                     5.25      12/01/32       1,160,716
----------                                                                                                          --------------
    48,760                                                                                                              42,940,575
----------                                                                                                          --------------

              Retirement & Life Care Facilities Revenue  (1.7%)
              Riverside County Public Financing Authority, California,
     2,000         Air Force Village West Inc COPs                                              5.75      05/15/19       2,064,720
     3,900         Air Force Village West Inc COPs                                              5.80      05/15/29       4,027,530
     2,000    Maryland Health & Higher Educational Facilities Authority,
                   King Farm Presbyterian Community 2006 Ser B                                  5.00      01/01/17       2,010,840
     2,000    Montgomery County, Pennsylvania, White Marsh Ser 2005                            6.125      02/01/28       2,113,700
     5,000    Lubbock Health Facilities Development Corporation, Texas,
                   Carillon Senior Life Care Ser 2005 A                                        6.625      07/01/36       5,263,150
     2,550    Vermont Economic Development Authority, Wake Robin Corp
----------         Ser 2006 A                                                                  5.375      05/01/36       2,609,670
                                                                                                                    --------------
    17,450                                                                                                              18,089,610
----------                                                                                                          --------------

              Tax Allocation Revenue (0.3%)
    $3,000    Wyandotte County/Kansas City, Kansas,
                  Area B Refg Ser 2005                                                          5.00%     12/01/20      $3,125,100
----------                                                                                                          --------------

              Tobacco Revenue (5.8%)
     9,000    Northern Tobacco Securitization Corporation, Alaska,
                   Asset-Backed Ser 2006 A                                                      5.00      06/01/32       8,828,820
     3,000    California County Tobacco Securitization Agency, Los Angeles County
                   Securitization Corporation Ser 2006                                          0.00#     06/01/28       2,612,760
              Golden State Tobacco Securitization Corporation, California,
    50,000         Enhanced Asset Backed Ser 2005 A (Ambac)                                     0.00      06/01/47       4,908,500
    12,000         Enhanced Asset Backed Ser A-1 ###                                           5.125      06/01/47      11,916,180
              Tobacco Settlement Authority, Iowa,
     5,000         Ser 2005 C                                                                  5.375      06/01/38       5,114,350
     7,000         Ser 2005 C                                                                   5.50      06/01/42       7,265,580
              Tobacco Settlement Financing Corporation, New Jersey,
     7,000         Ser 2007-1-A                                                                4.625      06/01/26       6,708,240
     5,000         Ser 2007-1-B                                                                 0.00      06/01/41         746,600
     9,355    Nassau County, New York, Tobacco Settlement Corp Ser 2006                         5.00      06/01/35       9,451,076
     3,000    Westchester Tobacco Asset Securitization Corporation, New York,
                   Ser 2005                                                                    5.125      06/01/38       3,053,070
     1,000    Tobacco Settlement Financing Corporation, Virginia, Ser 2005                      5.50      06/01/26       1,063,030
----------                                                                                                          --------------
   111,355                                                                                                              61,668,206
----------                                                                                                          --------------

              Transportation Facilities Revenue  (22.1%)
    10,000    Foothill/Eastern Transportation Corridor Agency, California,
                   Ser 1999                                                                     0.00#     01/15/27       9,324,400
     5,000    San Francisco Bay Area Rapid Transit District, California,
                   Sales Tax Ser 1998 (Ambac)                                                   4.75      07/01/23       5,087,750
              E-470 Public Highway Authority, Colorado,
    20,000         Ser 1997 B (MBIA)                                                            0.00      09/01/14      14,907,800
     5,000         Ser 1997 B (MBIA)                                                            0.00      09/01/16       3,409,300
    10,000    Metropolitan Washington Airport Authority, District of Columbia &
                   Virginia, Ser 2001A (AMT) (MBIA) ++                                          5.50      10/01/27      10,664,200
     8,500    Jacksonville, Florida, Transportation Ser 2001 (MBIA)                             5.00      10/01/26       8,778,120
     6,895    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
                   Refg Ser 1993 A (Ambac)                                                      5.85      10/01/13       7,257,884
              Atlanta, Georgia,
     5,000         Airport Ser 2000 A (FGIC)                                                   5.875      01/01/17       5,327,000
     5,000         Airport Passenger Facilities Charge Ser 2004 C (FSA)                         5.00      01/01/33       5,220,500
     4,000         Airport Passenger Facilities Charge Ser 2004 J (FSA)                         5.00      01/01/34       4,184,040
     3,460    Hawaii, Airport 2000 Ser B (AMT) (FGIC)                                          6.625      07/01/17       3,769,566
     5,000    Chicago, Illinois, O' Hare International Airport Ser 2005 A (MBIA)                5.25      01/01/24       5,401,800
     6,000    Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)                  5.75      06/01/21       7,052,100
              Kentucky Turnpike Authority,
     9,000         Economic Development Road Refg Ser 1995 (Ambac)                              6.50      07/01/08       9,312,390
    30,000         Resource Recovery Road 1987 Ser A                                            5.00      07/01/08      30,177,900
              Massachusetts Turnpike Authority,
    11,000         Metropolitan Highway 1997 Ser A (MBIA)###                                    5.00      01/01/37      11,181,885
     6,540         Western 1997 Ser A (MBIA)                                                    5.55      01/01/17       6,849,146
     5,000    Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)                      5.50      07/01/23       5,386,250
     5,000    Nevada Department of Business & Industry, Las Vegas Monorail
                   1st Tier Ser 2000 (Ambac)                                                   5.375      01/01/40       5,170,600
              New Jersey Turnpike Authority,
    10,000         Ser 2003 A (FGIC)                                                            5.00      01/01/27      10,542,100
     3,000         Ser 2003 A (Ambac)                                                           5.00      01/01/30       3,162,630
     6,595    Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT)
                   (Ambac)                                                                     6.375      07/01/15       6,766,932
              Metropolitan Transportation Authority, New York,
     1,460         Service Contract Ser 2002 A (MBIA)                                           5.50      01/01/20       1,582,509
     5,000         Service Contract Ser 2002 B (MBIA)                                           5.50      07/01/24       5,413,350
    10,000         Transportation Refg Ser 2002 A (Ambac)                                       5.50      11/15/18      10,903,400
    10,000    Puerto Rico Highway & Transportation Authority, Refg Ser X                        5.50      07/01/15      10,920,000
    10,000    Dallas Fort Worth International Airport, Texas, Ser A (AMT)
                   (FSA)                                                                        5.25      11/01/24      10,533,600
     4,735    Harris County, Texas, Toll Road Refg Ser 2005 A (FSA)                             5.25      08/15/35       4,928,993

    $5,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)                          5.875%     07/01/17      $5,280,600
     6,420    Port of Seattle, Washington, Passenger Facility Ser 1998 A
----------         (MBIA)###                                                                    5.00      12/01/23       6,562,624
                                                                                                                    --------------
   232,605                                                                                                             235,059,369
----------                                                                                                          --------------

              Water & Sewer Revenue  (11.2%)
     2,000    Phoenix Civic Improvement Corporation, Arizona,
                   Wastewater Ser 2004 (MBIA)                                                   5.00      07/01/27       2,106,040
     4,000    Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)                             5.00      11/01/24       4,223,200
              Augusta, Georgia,
     5,000         Water & Sewer Ser 2000 (FSA)                                                 5.25      10/01/26       5,262,700
     3,000         Water & Sewer Ser 2004 A (FSA)                                               5.25      10/01/39       3,219,900
     5,000    Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)                          4.75      01/01/28       5,066,550
     8,000    Indiana Bond Bank, Revolving Fund Ser 2001A                                      5.375      02/01/19       8,702,400
     5,000    Louisville & Jefferson County Metropolitan Sewer District,
                   Kentucky, Ser 1998 A (FGIC)                                                  4.75      05/15/28       5,064,150
     6,000    Boston Water & Sewer Commission, Massachusetts,
                   1998 Ser D (FGIC)                                                            4.75      11/01/22       6,100,440
     9,000    Passaic Valley Sewerage Commissioners, New Jersey,
                   Ser F (FGIC)                                                                 5.00      12/01/19       9,622,350
     5,000    New York City Municipal Water Finance Authority, New York,
                   Water & Sewer 2005 Ser B (Ambac)                                             5.00      06/15/28       5,282,700
     2,725    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                          5.00      01/01/23       2,773,123
              Metropolitan Government of Nashville & Davidson County,
              Tennessee,
     2,000         Refg 1986                                                                    5.50      01/01/16       2,069,400
     5,000         Refg Ser 1998 A (FGIC)                                                       4.75      01/01/22       5,072,050
              Houston, Texas,
    20,000         Combined Utility, First Lien Refg Ser 2004 A (FSA)                           5.25      05/15/22      21,625,800
     5,000         Combined Utility, First Lien Refg Ser 2004 A (MBIA)                          5.25      05/15/25       5,406,450
              San Antonio, Texas,
     1,000         Water & Refg Ser 2002 (FSA)                                                  5.50      05/15/19       1,079,170
     5,000         Water & Refg Ser 2002 (FSA)                                                  5.00      05/15/28       5,176,650
              Seattle, Washington,
    10,000         Water Refg 2003 (MBIA)                                                       5.00      09/01/20      10,638,300
    10,000         Water Refg 2003 (MBIA)                                                       5.00      09/01/23      10,555,100
----------                                                                                                          --------------
   112,725                                                                                                             119,046,473
----------                                                                                                          --------------

              Other Revenue  (5.7%)
    10,000    California Economic Recovery, Ser 2004 A                                          5.00      07/01/16      10,538,900
              Golden State Tobacco Securitization Corporation, California,
     4,000         Enhanced Asset Backed Ser 2005 A (Ambac)                                     5.00      06/01/29       4,144,280
     8,000         Enhanced Asset Backed Ser 2005 A                                             5.00      06/01/45       8,267,680
              New Jersey Economic Development Authority,
     2,000         Cigarette Tax Ser 2004                                                       5.50      06/15/31       2,121,560
     2,500         Cigarette Tax Ser 2004                                                       5.75      06/15/34       2,690,050
              New York City Transitional Finance Authority, New York,
     8,000         Refg 2003 Ser A                                                              5.50      11/01/26       8,589,840
     7,000         Refg 2003 Ser D (MBIA)                                                       5.25      02/01/21       7,539,700
     5,000    New York Local Government Assistance Corporation,
                  Ser 1993 C                                                                    5.50      04/01/17       5,608,950
    10,000    Sales Tax Asset Receivable Corporation, New York,
                  2005 Ser A (Ambac)                                                            5.00      10/15/29      10,588,600
----------                                                                                                          --------------
    56,500                                                                                                              60,089,560
----------                                                                                                          --------------

              Refunded  (9.4%)
     5,000    California Infrastructure & Economic Development Bank, Bay Area Toll
                   Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)                       5.00      01/01/28+      5,620,750
     2,500    Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)                              6.875      10/01/22       3,255,000
     5,000    Illinois Health Facilities Authority, Loyola University Health
                   Ser 2001 A                                                                   6.00      07/01/11+      5,422,750
     2,695    Indianapolis Local Public Improvement Bond Bank, Indiana,
                   Water Works Ser 2002 A (MBIA)                                               5.125      07/01/12+      2,842,417
     1,750    Massachusetts, Health & Educational Facilities Authority,
                   Malden Hospital - FHA Ins Mtge Ser A                                         5.00      08/01/10+      1,786,995

              Henderson, Nevada,
    $2,000         Catholic Health West 1998 Ser A                                             5.125%     07/01/08+     $2,036,160
     7,760         Catholic Health West 1998 Ser A                                             5.375      07/01/08+      7,928,004
     7,000    New Jersey Highway Authority, Senior Parkway
                   1999 Ser                                                                    5.625      01/01/10+      7,434,210
              New York State Dormitory Authority,
     7,800         State University Ser 2000 B                                                 5.375      05/15/10+      8,283,522
    11,110         Suffolk County Judicial Ser 1986 (ETM)                                      7.375      07/01/16      13,120,355
    10,000    South-Western City School District, Ohio, Ser 1999 (Ambac)                        4.75      12/01/09+     10,288,500
     5,000    Lehigh County General Purpose Authority, Pennsylvania,
                  St Luke's of Bethlehem Hospital Ser A 2003                                   5.375      08/15/13+      5,429,550
    10,000    Pennsylvania, First Ser 2003 (MBIA)###                                            5.00      01/01/13+     10,664,900
    10,000    Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)                          5.00      01/15/12+     10,427,100
     5,000    Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)                             5.00      06/01/15       5,347,750
----------                                                                                                          --------------
    92,615                                                                                                              99,887,963
----------                                                                                                          --------------
 1,100,857    Total Tax-Exempt Municipal Bonds (Cost $1,008,650,373)                                                 1,078,086,821
----------                                                                                                          --------------

              Short-Term Tax-Exempt Municipal Obligations  (1.5%)
     6,300    Pinellas County Health Facilities Authority, Florida, Pooled Loan
                   Ser 1985 (Ambac) (Demand 04/02/07)                                           3.80*     12/01/15       6,300,000
     7,500    Missouri Development Finance Board, Nelson Gallery Foundation
                   Ser 2001 B (MBIA) (Demand 04/02/07)                                          3.77*     12/01/31       7,500,000
     1,700    Harris County Health Facilities Authority, (Demand 04/02/07)                      3.77*     02/15/31       1,700,000
----------                                                                                                          --------------
    15,500    Total Short-Term Tax-Exempt Municipal Obligations (Cost $15,500,000)                                      15,500,000
----------                                                                                                          --------------
 1,116,357    Total Investments (Cost $1,024,150,372)                                              .                 1,093,586,821
----------                                                                                                          --------------

              Floating Rate Note Obligations Related to Securities Held (-4.5%)
   (48,070)   Notes with interest rates ranging from 3.68% to 3.75% at March 31, 2007 and contractual maturities of collateral ranging from  01/01/19 to 06/01/47
                +++(Cost $(48,070,000))                                                                                (48,070,000)
                                                                                                                    --------------

$1,068,287    Total Net Investments (Cost $976,080,373) (c) (d)                                          98.4%       1,045,516,821
==========
              Other Assets in Excess of Liabilities                                                       1.6           17,494,492
                                                                                                        ------      --------------
              Net Assets                                                                                100.0%      $1,063,011,313
                                                                                                        ======      ==============

--------------
 AMT   Alternative Minimum Tax.
 COPs  Certificate of Participation.
 ETM   Escrowed to Maturity.
  +    Prerefunded to call date shown.
 ++    Joint exemption in locations shown.
 +++   Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at March 31, 2007.
  #    Security is a "step-up" bond where the coupon increases on a predetermined future date.
 ##    Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse
       floating rate municipal obligation has a total value of
       $10,739,970 which represents 1.0% of net assets.
 ###   Underlying security related to inverse floaters entered into by the Fund.
  *    Current coupon of variable rate demand obligation.
 (a)   Issuer entered into forebearance agreement for partial payment of debt service.
 (b)   Resale is restricted to qualified institutional investors.
 (c)   The aggregate cost for federal income tax purposes
       approximates the aggregate cost for book purposes. The
       aggregate gross unrealized appreciation is $70,132,365 and the aggregate gross unrealized depreciation is $695,917, resulting in net unrealized appreciation of $69,436,448.
 (d)   Floating Rate Note Obligations Related to Securities Held - The
       Fund enters into transactions in which it transfers to Dealer
       Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate
       investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The
       Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the
       liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the
       transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's
       investment assets, and the related floating rate notes
       reflected as Fund liabilities. The notes issued by the Dealer
       Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the
       Dealer Trusts for redemption at par at each reset date. At
       March 31, 2007, Fund investments with a value of $69,837,039 are held by the Dealer Trusts and serve as collateral for the
       $48,070,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:
---------------
  Ambac        Ambac Assurance Corporation.
   FGIC        Financial Guaranty Insurance Company.
    FHA        Federal Housing Administration.
    FSA        Financial Security Assurance Inc.
   MBIA        Municipal Bond Investors Assurance Corporation.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
Alabama                                                                  0.4%
Alaska                                                                   4.2
Arizona                                                                  3.5
Arkansas                                                                 0.2
California                                                               9.6
Colorado                                                                 3.4
Connecticut                                                              1.2
District of Columbia                                                     2.2
Florida                                                                  3.3
Georgia                                                                  4.1
Hawaii                                                                   0.5
Idaho                                                                    0.1
Illinois                                                                 4.5
Indiana                                                                  1.1
Iowa                                                                     1.3
Kansas                                                                   0.8
Kentucky                                                                 4.2
Maryland                                                                 1.0
Massachusetts                                                            1.7
Michigan                                                                 1.9
Missouri                                                                 2.2
Nevada                                                                   2.3
New Jersey                                                               5.4
New Mexico                                                               0.9
New York                                                                14.7
North Carolina                                                           1.1
Ohio                                                                     2.4
Pennsylvania                                                             1.5
Puerto Rico                                                              1.9
South Carolina                                                           1.0
Tennessee                                                                1.2
Texas                                                                    6.8
Utah                                                                     1.5
Vermont                                                                  0.2
Virginia                                                                 2.1
Washington                                                               4.4
West Virginia                                                            0.4
Wisconsin                                                                0.2
Joint exemption*                                                        (1.0)
                                                                        -----
Total                                                                   98.4%
                                                                        =====

---------
*  Joint exemption has been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to December 31, 2006, the Fund's year end, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140
"Accounting for Transfers and Servicing of Financial Assets and Extinguishments
of Liabilities." Since December 31, 2006, and prior to the issuance of the
Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to December 31,
2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                           /s/ Francis Smith
                                           Francis Smith
                                           Principal Financial Officer

                                       5